Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 8,464	$ 7,928	$ 5,954
Less: accumulated depreciation and amortization	(3,969)	(3,611)	(2,478)
Total property and equipment, net	$ 4,495	$ 4,317	3,476
Developed software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Total property and equipment, gross	$ 7,529	$ 6,993	5,054
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Total property and equipment, gross	$ 131	$ 131	102
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Total property and equipment, gross	$ 90	$ 96	90
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Total property and equipment, gross	$ 708	$ 708	$ 708